Consolidated Balance Sheet (unaudited) XUA in Thousands, $ in Thousands	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)
Current Assets
Cash & cash equivalents	$ 48,799	$ 60,447
Trade & other receivables	8,393	4,403
Prepayments	4,173	4,987
Total Current Assets	61,365	69,837
Non-Current Assets
Property, plant and equipment	1,484	2,045
Right-of-use assets	5,641	7,920
Financial assets at fair value through other comprehensive income	2,032	1,758
Other non-current assets	2,388	1,930
Intangible assets	577,531	578,652
Total Non-Current Assets	589,076	592,305
Total Assets	650,441	662,142
Current Liabilities
Trade and other payables	20,972	23,079
Provisions	17,576	17,906
Borrowings	7,314	5,017
Lease liabilities	3,605	3,186
Warrant liability	4,450	2,185
Total Current Liabilities	53,917	51,373
Non-Current Liabilities
Provisions	8,167	12,523
Borrowings	99,043	91,617
Lease liabilities	4,646	7,085
Deferred consideration	2,500	2,500
Total Non-Current Liabilities	114,356	113,725
Total Liabilities	168,273	165,098
Net Assets	482,168	497,044
Equity
Issued Capital	1,207,500	1,165,309
Reserves	73,554	70,651
(Accumulated losses)/retained earnings	(798,886)	(738,916)
Total Equity	$ 482,168	$ 497,044